Cover	Mar. 14, 2022
Cover [Abstract]
Entity Registrant Name	WIDEPOINT CORPORATION
Entity Central Index Key	0001034760
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 14, 2022
Entity Incorporation State Country Code	DE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-33035
Entity Tax Identification Number	52-2040275
Entity Address Postal Zip Code	22030
Entity Address Address Line 1	11250 Waples Mill Road
Entity Address Address Line 2	South Tower 210
Entity Address City Or Town	Fairfax
Entity Address State Or Province	VA
City Area Code	703
Local Phone Number	349-2577
Security 12b Title	Common Stock, $0.001 par value per share
Security Exchange Name	NYSE
Trading Symbol	WYY